Offerings - Offering: 1	Jun. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	19,746,000
Proposed Maximum Offering Price per Unit	19.30
Maximum Aggregate Offering Price	$ 381,097,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 52,629.61
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover such indeterminate number of additional shares of Class A common stock, par value $0.01 per share (the "Common Stock") of ERock, Inc. as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of ERock, Inc. 2026 Equity Incentive Plan (the "Plan"). The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act based on the average of the high and low sales prices of the Common Stock, as quoted on the New York Stock Exchange on June 10, 2026.